Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Institutional Class
Shareholder Report [Line Items]
Fund Name	Port Street Quality Growth Fund
Class Name	Institutional Class
Trading Symbol	PSQGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Port Street Quality Growth Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://portstreetinvest.com/about-the-fund/. You can also request this information by contacting us at 1-855-369-6220.
Additional Information Phone Number	1-855-369-6220
Additional Information Website	https://portstreetinvest.com/about-the-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$101	0.97%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
While the Fund underperformed its benchmark over the past year, this outcome was consistent with its long standing valuation approach. During this period, the Fund applied traditional long term discount rates when evaluating businesses, an approach that has at times resulted in relative underperformance during markets characterized by elevated valuations.
For the twelve months ended March 31, 2026, the Port Street Quality Growth Fund returned 7.83%, compared with a return of 17.80% for the S&P 500®.
During the same period, the Fund’s sizable cash position, and limited exposure to certain areas of the market, including artificial intelligence related companies, contributed to performance lag relative to the benchmark.
Quality Growth’s investment approach focuses on owning businesses that we believe can be purchased at prices below their assessed intrinsic value and that demonstrate consistent profitability, strong balance sheets, durable competitive advantages, and capable management.
Throughout the period, the strategy emphasized valuation discipline and risk awareness within equity markets.
During the reporting period, equity markets reached new highs, while inflationary pressures, geopolitical uncertainty, and rising costs across consumer goods remained notable features of the economic environment. These factors influenced investor sentiment and market conditions during the year.
We remain disciplined in our valuation process and continue to rely on metrics grounded in historical norms when making investment decisions.
Thank you for your trust and confidence in our stewardship.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	7.83	5.48	7.14
S&P 500 TR	17.80	12.06	14.16

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://portstreetinvest.com/about-the-fund/ for more recent performance information.
Net Assets	$ 164,508,195
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 1,264,812
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$164,508,195
Number of Holdings	26
Net Advisory Fee	$1,264,812
Portfolio Turnover	9%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(% of Net Assets )
United States Treasury Bill	39.9%
Alphabet, Inc.	5.6%
Berkshire Hathaway, Inc.	4.8%
Microsoft Corp.	4.4%
Medtronic PLC	4.4%
Novo Nordisk	4.1%
Walt Disney Co.	3.5%
Unilever PLC	3.3%
General Dynamics Corp.	3.1%
ASML Holding NV	3.0%

Top Sectors	(% of Net Assets)
US Government Issued	39.9%
Health Care	14.2%
Information Technology	10.2%
Communication Services	9.2%
Industrials	7.8%
Consumer Staples	7.3%
Financials	6.4%
Consumer Discretionary	3.7%
Cash & Other	1.3%

Updated Prospectus Web Address	https://portstreetinvest.com/about-the-fund/